Stock Based Compensation Plans: (Details 1) - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Stock Based Compensation Plans Details One [Abstract]
Options outstanding - beginning of period	4,554,565	5,091,565
Weighted average exercise price - options outstanding	$ 3.11	$ 3.13
Options expired	0	(237,000)
Weighted average exercise price - options expired	$ 0	$ 3.70
Options outstanding - end of period	4,554,565	4,854,565
Weighted average exercise price - options outstanding	$ 3.11	$ 3.13	$ 3.11	$ 3.10
Options exercisable - end of period	4,554,565	4,279,568
Weighted average exercise price - options exercisable			$ 3.11	$ 3.10